UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					Washington, D.C.  20549
						   FORM 13F
					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2004

Check here if Amendment:	___; Amendment Number:	___
  This Amendment (Check only one.)  ___ is a restatement.
							 ___  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:	Snyder Capital Management, L.P.
Address:	350 California St., Suite 1460
		San Francisco, CA  94104-1436

Form 13F File Number:	28-6636

The institutional investment manager filing this report and the person by whom it is signed hereby represent that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this Form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Steven J. Block
Title:	Vice President
Phone:	415-392-3900

Signature, Place and Date of Signing:
Steven J. Block				San Francisco, CA	November 8, 2004
		[Signature]			[City, State]			[Date]

Report Type (Check only one.):

XXX	13F HOLDINGS REPORT.  (Check here if all holdings of this reporting
	manager are reported in this report.)

___	13F 	NOTICE.  (Check here if no holdings reported are in this report,
		and all holdings are reported by other reporting manager(s).)

___	13F COMBINATION REPORT.  (Check here if a portion of the holdings for
	this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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					Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:			1

Form 13F Information Table Entry Total:	73

Form 13F Information Table Value Total:	2,199,002 (x1000)


List of Other Included Managers:

NO.		Form 13F File Number		Name

1		28-6808		CDC IXIS Asset Management North America L.P.

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NAME OF ISSUER			TITLE OF	CUSIP		VALUE	   SHARES	   INV.	OTHER	VOTING AUTHORITY
					CLASS				X1000			   DISC	MGR	SOLE	  SHARED	NONE


Adesa Inc.                      COM   00686U104     16,453   1,001,400 SH  Define                 905,900    95,500
Allete Inc.                     COM   018522300     17,475     537,691 SH  Defined                490,458    47,232
American Greetings Corp. Cl A   COM   026375105     56,641   2,254,800 SH  Defined       63,700 2,058,200   132,900
Apria Healthcare Group, Inc.    COM   037933108     24,492     898,800 SH  Defined                820,100    78,700
Arch Chemical Inc.              COM   03937R102     40,652   1,426,400 SH  Defined              1,299,700   126,700
Bausch & Lomb Inc.              COM   071707103      5,150      77,500 SH  Defined       15,900    61,600
Big Lots Inc.                   COM   089302103      7,013     573,400 SH  Defined       80,200   493,200
Borders Group                   COM   099709107     66,268   2,672,100 SH  Defined       75,500 2,449,500   147,100
Brandywine Realty Trust         COM   105368203     19,594     688,000 SH  Defined                650,000    38,000
Brascan Corp.                   COM   10549P606     78,260   2,591,400 SH  Defined       92,600 2,365,500   133,300
Briggs & Stratton               COM   109043109     88,658   1,091,850 SH  Defined       35,300   991,150    65,400
CEC Entertainment, Inc.         COM   125137109     32,697     889,711 SH  Defined                817,411    72,300
Cabot Corp.                     COM   127055101     68,851   1,785,100 SH  Defined       47         ,700 1,624,600   112,800
Cedar Shopping Centers Inc.     COM   150602209      9,088     651,500 SH  Defined                597,600    53,900
Central European Media          COM   G20045202     18,766     661,700 SH  Defined                615,200    46,500
Charming Shoppes                COM   161133103     30,940   4,345,458 SH  Defined              3,941,458   404,000
Corn Products Intl Inc          COM   219023108     67,154   1,456,700 SH  Defined       48,000 1,323,900    84,800
Covance Inc                     COM   222816100     19,254     481,700 SH  Defined                430,600    51,100
Cytec Industries, Inc.          COM   232820100     72,079   1,472,500 SH  Defined       33,000 1,351,000    88,500
DRS Technologies                COM   23330X100     32,378     864,800 SH  Defined                793,000    71,800
Darden Restaurants Inc.         COM   237194105     23,525   1,008,800 SH  Defined       70,900   937,900
Devon Energy Corp.              COM   25179M103     27,364     385,348 SH  Defined       18,780   366,568
Dress Barn Inc.                 COM   261570105     33,767   1,935,100 SH  Defined              1,766,800   168,300
Esterline Technologies Corp     COM   297425100     37,788   1,235,300 SH  Defined              1,123,100   112,200
FTI Consulting                  COM   302941109     42,200   2,232,800 SH  Defined              2,047,900   184,900
Flowers Foods, Inc.             COM   343498101     22,654     876,351 SH  Defined                809,956    66,395
Freeport McMoran Copper & Gold  COM   35671D857      9,534     235,400 SH  Defined                230,200     5,200
GTECH Holdings Corp             COM   400518106     68,298   2,697,400 SH  Defined       50,000 2,471,700   175,700
Genuine Parts Co                COM   372460105     22,759     593,000 SH  Defined       42,700   550,300
Golden Star Resources restrict  COM   38119T101      4,893     928,550 SH  Defined                776,750   151,800
Haemonetics Corp.               COM   405024100     31,875     970,600 SH  Defined                886,000    84,600
Hanover Compressor Co           COM   410768105      6,027     448,100 SH  Defined                448,100
Hasbro Inc.                     COM   418056107     19,779   1,052,100 SH  Defined       48,400   922,600    81,100
Hawaiian Electric Inds          COM   419870100     25,017     942,600 SH  Defined                857,300    85,300
Henry Schien, Inc.              COM   806407102      3,894      62,500 SH  Defined       12,900    49,600
Imagistics Intl Inc             COM   45247T104     36,426   1,084,100 SH  Defined                984,400    99,700
Itron Inc                       COM   465741106     29,344   1,681,631 SH  Defined              1,521,031   160,600
JC Penney Co Inc (Hldg Co)      COM   708160106      3,175      90,000 SH  Defined       18,900    71,100
Kelly Services Inc. - CL. A     COM   488152208     27,483   1,028,950 SH  Defined       37,500   916,350    75,100
Kerr-McGee Corp                 COM   492386107      5,187      90,600 SH  Defined       17,800    72,800
King Pharmaceutical             COM   495582108     21,240   1,778,900 SH  Defined      112,800 1,666,100
La-Z-Boy Inc.                   COM   505336107     46,035   3,032,599 SH  Defined       66,700 2,790,099   175,800
LaFarge North America Inc.      COM   505862102     65,285   1,392,300 SH  Defined       40,200 1,254,700    97,400
Leucadia National               COM   527288104     56,021     988,893 SH  Defined       24,215   906,838    57,840
Liberty Media Corp. - A         COM   530718105      4,393     503,777 SH  Defined      109,587   394,190
Lifepoint Hospitals Inc         COM   53219L109     16,549     551,455 SH  Defined                531,455    20,000
Nabors Industries Ltd           COM   G6359F103      8,693     183,600 SH  Defined       42,000   141,600
Newmont Mining                  COM   651639106     64,054   1,406,848 SH  Defined       50,320 1,295,008    61,520
Novagold Resources Inc.         COM   66987E206      8,432   1,327,900 SH  Defined              1,135,700   192,200
Ocular Sciences, Inc.           COM   675744106     27,753     578,550 SH  Defined                519,450    59,100
Orient Express Hotel            COM   G67743107     11,003     673,400 SH  Defined                613,300    60,100
Parexel Intl Corp               COM   699462107     10,294     525,218 SH  Defined                457,718    67,500
Patterson-UTI Energy Inc.       COM   703481101     49,273   2,583,800 SH  Defined              2,380,400   203,400
Prentiss Properties Trust       COM   740706106      9,958     276,600 SH  Defined                247,300    29,300
R.R. Donnelley & Sons           COM   257867101      9,769     311,900 SH  Defined       49,800   262,100
Regis Corp.                     COM   758932107     25,693     638,800 SH  Defined                582,100    56,700
Renal Care Group Inc.           COM   759930100     62,028   1,924,549 SH  Defined       42,100 1,776,899   105,550
Republic Services Inc. - Cl.A   COM   760759100     12,205     410,100 SH  Defined       87,100   323,000
SBS Broadcasting SA             COM   L8137F102     41,062   1,219,891 SH  Defined              1,126,093    93,798
Schulman, Inc.                  COM   808194104     39,687   1,800,676 SH  Defined              1,636,800   163,876
Shaw Group Inc.                 COM   820280105     50,632   4,219,300 SH  Defined       96,900 3,879,000   243,400
ShawCor LTD.                    COM   820904209      4,085     438,300 SH  Defined       92,200   346,100
Tommy Hilfiger Corp             COM   G8915Z102     26,735   2,708,700 SH  Defined       79,300 2,440,400   189,000
Triarc Companies                COM   895927101     12,236   1,070,500 SH  Defined                979,100    91,400
Triarc Cos-B                    COM   895927309     25,054   2,184,300 SH  Defined              1,985,200   199,100
Tupperware Corporation          COM   899896104     10,275     605,150 SH  Defined                548,550    56,600
UGI Corp.                       COM   902681105     86,567   2,323,324 SH  Defined       33,900 2,140,224   149,200
United Stationers Inc           COM   913004107     48,165   1,109,800 SH  Defined       52,600   983,700    73,500
Universal Health Services - B   COM   913903100     20,297     466,600 SH  Defined       34,200   432,400
Valuevision Media Inc. - Cl.A   COM   92047K107     22,853   1,706,700 SH  Defined              1,548,300   158,400
Vintage Petroleum Inc           COM   927460105     31,123   1,550,700 SH  Defined              1,395,700   155,000
Warnaco Group                   COM   934390402     16,139     725,984 SH  Defined                661,600    64,384
Watson Pharmaceuticals          COM   942683103      2,563      87,000 SH  Defined       17,900    69,100



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